Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities (USD $)	12 Months Ended
Nov. 30, 2013
Third parties
Undiscounted future cash flows	$ 3,816,486
Accounts Payable [Member]
Third parties
Undiscounted future cash flows	810,381
Accounts Payable [Member] | Less Than 3 Months [Member]
Third parties
Undiscounted future cash flows	810,381
Lease Obligations [Member]
Third parties
Undiscounted future cash flows	43,264
Lease Obligations [Member] | Less Than 3 Months [Member]
Third parties
Undiscounted future cash flows	13,189
Lease Obligations [Member] | 3 to 6 Months [Member]
Third parties
Undiscounted future cash flows	13,676
Lease Obligations [Member] | 6 to 9 Months [Member]
Third parties
Undiscounted future cash flows	14,198
Lease Obligations [Member] | 9 Months to 1 Year [Member]
Third parties
Undiscounted future cash flows	2,201
Employee Cost Payable [Member]
Third parties
Undiscounted future cash flows	508,616
Employee Cost Payable [Member] | Less Than 3 Months [Member]
Third parties
Undiscounted future cash flows	508,616
Due to Related Party [Member]
Third parties
Undiscounted future cash flows	759,564
Due to Related Party [Member] | Less Than 3 Months [Member]
Third parties
Undiscounted future cash flows	759,564
Unsecured Convertible Debentures [Member]
Third parties
Undiscounted future cash flows	1,694,661
Unsecured Convertible Debentures [Member] | Less Than 3 Months [Member]
Third parties
Undiscounted future cash flows	44,353
Unsecured Convertible Debentures [Member] | 3 to 6 Months [Member]
Third parties
Undiscounted future cash flows	44,353
Unsecured Convertible Debentures [Member] | 6 to 9 Months [Member]
Third parties
Undiscounted future cash flows	45,339
Unsecured Convertible Debentures [Member] | 9 Months to 1 Year [Member]
Third parties
Undiscounted future cash flows	44,846
Unsecured Convertible Debentures [Member] | Greater Than 1 Year [Member]
Third parties
Undiscounted future cash flows	1,515,770
Less Than 3 Months [Member]
Third parties
Undiscounted future cash flows	2,136,103
3 to 6 Months [Member]
Third parties
Undiscounted future cash flows	58,029
6 to 9 Months [Member]
Third parties
Undiscounted future cash flows	59,537
9 Months to 1 Year [Member]
Third parties
Undiscounted future cash flows	47,047
Greater Than 1 Year [Member]
Third parties
Undiscounted future cash flows	$ 1,515,770